Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000261746
Shareholder Report [Line Items]
Fund Name	SEI DBi Multi-Strategy Alternative ETF
Class Name	SEI DBi Multi-Strategy Alternative ETF
Trading Symbol	QALT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI DBi Multi-Strategy Alternative ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
SEI DBi Multi-Strategy Alternative ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Dynamic Beta Investments (DBi), the Fund’s sole sub-adviser, manages the Fund’s active exposure through a portfolio of exchange-traded futures under a model-driven framework. Futures contracts traded under the strategy span three asset classes: equity indexes, fixed income, and currencies.

The Fund outperformed its primary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, from April 1, 2025, to the end of the fiscal year on March 31, 2026. The majority of the gains over the reporting period stemmed from equity index trading. The contribution from currency trading was not significant, while the fixed income sleeve detracted slightly from performance.

The Fund’s equity index trading captured the generally positive momentum across markets prior to the outbreak of the war with Iran heading into March 2026. The Fund’s long exposure to international and emerging-market equities was a notable contributor to performance, with emerging markets in particular benefiting from a weaker U.S. dollar as well as the exposure to the broader artificial intelligence (AI) theme through countries including Taiwan and South Korea. Fund performance also benefited from short exposure to the broad-market S&P 500 Index, which faced a sharp correction in March 2026.

The Fund’s losses within fixed income asset class resulted primarily from short exposure to 30-year U.S. Treasury bonds that the Fund had maintained throughout much of the previous 12-month period. Positioning fluctuated over the reporting period and the Fund ended with short positions in 10- and 30-year Treasurys, and the Secured Overnight Financing Rate (SOFR).

The Fund’s foreign exchange (FX) bucket posted modestly positive performance over the reporting period with meaningful gains from short Japanese yen positioning more than offsetting losses in other currency trades. A sizable long position in the U.S. Dollar Index weighed on performance in April 2025, as the U.S. dollar experienced a notable decline during the first half of the month in response to President Donald Trump’s “Liberation Day” tariff assessments and broader uncertainty pertaining to shifting trade and Federal Reserve (Fed) monetary policy. The Fund’s euro and Canadian dollar trades experienced losses, particularly in March 2026, as the escalating war in the Middle East and subsequent energy crisis sparked a flight to safety, with the U.S. dollar appreciating against numerous major currencies. The Fund had held a long position in the euro since June 2025, but had rotated short by the end of the current reporting period.

Consistent with the Fund’s strategy, all active exposures are implemented through derivatives, specifically exchange-traded futures. Consequently, given prevailing interest-rate levels, Fund performance for the period was enhanced by the yield earned on cash holdings within the futures account.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	6 months	Annualized Since Inception
SEI DBi Multi-Strategy Alternative ETFFootnote Reference*	5.05%	6.29%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	1.05%	4.28%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	1.83%	4.73%

Performance Inception Date	Jun. 30, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 184,858,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 740
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$184,858	19	$740	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
S&P 500 Index E-Mini	0.6%
Euro FX	0.1%
U.S. 10-Year Treasury Notes	0.0%
U.S. Dollar Index	0.0%
U.S. Long Treasury Bonds	0.0%
Japanese Yen	0.0%
3 Month SOFR	0.0%
U.S. Long Treasury Bonds	0.0%
MSCI EAFE Index	0.0%
3 Month SOFR	0.0%

Material Fund Change [Text Block]

Material Fund Changes

The SEI DBi Multi-Strategy Alternative ETF reorganized from SEI Institutional Managed Trust Liquid Alternative Fund ("Predecessor Fund") effective as of the close of business August 22, 2025. The reorganization, approved by the Board of Trustees in 2025, was deemed in the best interest of shareholders. The Fund and the Predecessor Fund have the same investment objectives and principal investment strategies. Returns prior to the reorganization are those of the Predecessor Fund.

C000233738
Shareholder Report [Line Items]
Fund Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Class Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Trading Symbol	SELV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Low-volatility factors underperformed within the U.S. large-cap equity universe over the reporting period. Headwinds were particularly pronounced early in the period following the April 2025 announcement of a 90-day pause in the Trump administration’s tariff policy. This prompted a sharp risk rally in large-cap technology and growth stocks, while defensive stocks lagged. The Fund’s lack of exposure to artificial intelligence (AI)-themed mega-cap tech names such as Nvidia Corp. and Broadcom Inc. were key detractors from performance. Later in the reporting period, investors’ concerns around AI and record capital expenditures by big tech companies prompted a broad rotation with renewed interest in value and defensive stocks, improving Fund performance. Fund performance benefited from strong stock selection within the healthcare sector, including Cardinal Health Inc., Merck & Co. Inc., and Johnson & Johnson. Recent events related to the U.S./Iran conflict have further reinforced low-volatility factor performance. Nevertheless, the Fund’s strategic underweight to higher-beta, mega-cap technology stocks remained the primary detractor from overall performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced Low Volatility U.S. Large Cap ETF	7.38%	9.08%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 227,341,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 269
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$227,341	77	$269	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Energy	2.4%
Consumer Discretionary	3.7%
Utilities	6.1%
Industrials	7.6%
Financials	10.0%
Consumer Staples	12.1%
Communication Services	12.1%
Health Care	18.6%
Information Technology	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Johnson & Johnson	3.1%
Walmart	3.0%
AT&T	2.9%
Cardinal Health	2.9%
Cisco Systems	2.8%
Gilead Sciences	2.8%
McKesson	2.7%
Apple	2.7%
Merck	2.5%
Verizon Communications	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000233739
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Trading Symbol	SEIM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Momentum factors outperformed within the U.S. large-cap equity universe over the reporting period, driven primarily by sustained leadership from technology infrastructure stocks, as well as continued earnings resilience among companies exhibiting strong price trends and upward earnings revisions. Active multi-factor implementation mitigated excess concentration and valuation risks, providing a cushion to performance during market downturns.

While the overall contribution from factors during the reporting period was not significant, Fund performance benefited primarily from an overweight allocation to high-conviction artificial intelligence (AI) infrastructure companies such as Ciena, Corning Inc., Sandisk Corp., and Amphenol Corp., whose shares rallied on insatiable demand from data centers, driving strong revenue growth with substantial backlog. In addition to capturing trends in the defense and materials sectors through overweight positions in Howmet Aerospace, Curtiss-Wright, and Newmont Corporation, the Fund’s initiation of a holding in luxury fashion retailer Tapestry Inc., which we believe has promising revenue growth and improving operating margins, also benefited performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Momentum Factor ETF	26.97%	17.59%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,122,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,306
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,122	70	$1,306	81%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.4%
Utilities	2.7%
Consumer Staples	4.5%
Communication Services	8.6%
Financials	8.7%
Health Care	11.2%
Industrials	11.4%
Consumer Discretionary	14.9%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	6.9%
NVIDIA	6.7%
Microsoft	3.3%
Apple	3.1%
Johnson & Johnson	2.9%
Entergy	2.7%
Ciena	2.7%
Tapestry	2.5%
Bank of New York Mellon	2.5%
Newmont	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000233740
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Trading Symbol	SEIQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Quality factors underperformed within the U.S. large-cap equity universe over the reporting period, as market returns were driven by a narrow group of companies and a one-way trade in artificial intelligence (AI)-linked equities (a market trend where investors favor companies powering AI infrastructure). In this environment, diversified quality exposure and a bias toward lower-volatility characteristics lagged, particularly as market leadership remained concentrated and cyclical sectors, most notably energy, benefited from higher oil prices and renewed inflation concerns.

While the Fund’s structural underweight to expensive, AI-driven mega-cap technology stocks remained a headwind, performance improved modestly as the market transitioned into a more selective “show me the ROI (return on equity)” phase. (Return on equity measures how effectively a company uses shareholders’ equity to generate net income.) However, this shift was insufficient to fully support quality positioning, as leadership remained narrow and cyclicality continued to be rewarded over stable, defensive earnings profiles.

Detractors from Fund performance for the reporting period were concentrated in the information technology sector, where overweight allocations to Gartner Inc., Adobe Inc., and Qualcomm Inc. lagged, while an underweight to NVIDIA Corp. and the lack of exposure to Broadcom Inc. weighed on performance. Positioning in the industrials sector also detracted from performance, reflecting an overweight to Verisk Analytics Inc., and the lack of exposure to Caterpillar Inc. Within the consumer discretionary sector, the Fund’s positions in Booking Holdings Inc. and Domino’s Pizza Inc. underperformed.

These negative effects were only partially offset by the positive contribution of positioning in communication services, including an underweight to Alphabet Inc., and strong stock selection within the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Quality Factor ETF	5.41%	11.45%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 555,562,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 639
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$555,562	67	$639	34%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	7.9%
Financials	8.2%
Consumer Staples	10.2%
Health Care	10.4%
Industrials	12.7%
Consumer Discretionary	16.8%
Information Technology	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	5.1%
NVIDIA	4.6%
Meta Platforms, Cl A	4.1%
Johnson & Johnson	4.1%
Alphabet, Cl C	3.1%
Cisco Systems	3.0%
Visa, Cl A	2.8%
TJX	2.8%
Mastercard, Cl A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000233741
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Trading Symbol	SEIV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Value factors saw flat performance within the U.S. large-cap equity universe over the reporting period as the benefits of positioning in cyclical sectors following the Trump administration’s tariff “Liberation Day” in April 2025 were offset by concentrated market leadership dominated by mega-cap technology stocks and other artificial intelligence (AI)-related names. In this environment, momentum factor outperformed, while quality factors faced material headwinds. Despite these challenges, the Fund outperformed the benchmark, attributable to secondary momentum factor positioning, risk controls, and stock positions benefiting from AI. Despite underweights to the largest, most expensive AI names, the Fund’s positions in relatively less expensive AI beneficiaries which contributed to the relative gains.

Sector allocation effects had little impact on the Fund’s relative performance for the reporting period. At the stock level, key contributors included a position in memory chip-maker Micron Technology Inc., driven by unprecedented demand for its high-bandwidth memory and DRAM chips essential for AI data centers. Additionally, a position in NRG Energy Inc. was a key contributor to Fund performance as the energy supplier had benefited from significant energy demand for AI data centers. In contrast, an underweight allocation to AI chip-maker NVIDIA Corp. hampered Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Value Factor ETF	29.88%	16.20%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,172,541,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 1,280
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,172,541	118	$1,280	44%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.8%
Energy	4.2%
Industrials	4.2%
Consumer Staples	4.9%
Utilities	5.9%
Consumer Discretionary	9.3%
Communication Services	11.3%
Health Care	12.1%
Financials	14.7%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	3.2%
Apple	2.9%
Verizon Communications	2.9%
Alphabet, Cl C	2.6%
Cardinal Health	2.6%
General Motors	2.5%
AT&T	2.4%
Dell Technologies, Cl C	2.3%
Hewlett Packard Enterprise	2.2%
Devon Energy	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000251374
Shareholder Report [Line Items]
Fund Name	SEI Select Emerging Markets Equity ETF
Class Name	SEI Select Emerging Markets Equity ETF
Trading Symbol	SEEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the MSCI Emerging Markets Index (Net) (USD), for the 12-month period ending March 31, 2026.

The reporting period opened with a notable setback from the Trump administration’s ”Liberation Day” tariff shock in early April 2025, which triggered a sharp selloff in emerging-market stocks as reciprocal duties on key Asian exporters raised fears of a global economic growth slowdown. Investor sentiment recovered swiftly, however, as the tariff pause eased, a weakening U.S. dollar provided a meaningful tailwind, and corporate earnings proved resilient.  Late in the period, military escalation in the Middle East triggered an oil-price shock, reviving inflation concerns and pushing yields sharply higher. Value factors led the market due to exposures to energy, materials, and financials, and momentum factors benefited by navigating AI disruption headwinds.  Quality factors lagged on higher interest rates, exposure to information technology (IT), and underweight exposure to energy.

Rewarded value and momentum factor positioning contributed to Fund performance. (Rewarded factors are those that historically have delivered persistently higher returns over passive market benchmarks.) A marginal underweight to IT and an overweight to the consumer discretionary sector detracted from performance. A modest underweight to India and overweight to Korea bolstered Fund performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio benefited from rewarded factors, while Robeco Institutional Asset Management’s U.S. value portfolio gained on cyclical tailwinds and company-specific issues for Korean memory chip manufacturers. JOHCM (USA)’s momentum portfolio was also enhanced by positions in precious metals miners. Aikya Investment Management’s quality portfolio was hampered by its defensive positioning, limited energy exposure, and lack of exposure to AI semiconductor manufacturers. At the security level, the Fund’s overweight to Samsung Electronics was a notable contributor as the memory chip manufacturer continued to benefit from surging demand for memory chips in AI data centers. The Fund’s position in United Arab Emirates based property developer Emaar Properties weighed on performance following the escalation the Middle East war.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select Emerging Markets Equity ETF	34.16%	20.24%
MSCI Emerging Markets Index (USD) (Gross)	30.30%	16.47%

Performance Inception Date	Oct. 08, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 457,120,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 1,885
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$457,120	235	$1,885	90%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	7.6%
Saudi Arabia	1.6%
Hungary	1.6%
Mexico	1.9%
Poland	1.9%
United States	2.1%
United Arab Emirates	2.4%
South Africa	4.1%
Brazil	6.1%
India	10.0%
South Korea	15.9%
Taiwan	19.6%
China	24.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	12.2%
Samsung Electronics	4.7%
Tencent Holdings	3.7%
SK Hynix	2.9%
Alibaba Group Holding	2.3%
iShares Core MSCI Emerging Markets ETF	1.9%
Samsung Electronics, Preference	1.7%
Delta Electronics	1.4%
Petroleo Brasileiro - Petrobras, Preference	1.3%
NetEase	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000251375
Shareholder Report [Line Items]
Fund Name	SEI Select International Equity ETF
Class Name	SEI Select International Equity ETF
Trading Symbol	SEIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the MSCI EAFE Index (Net) (USD), for the 12-month period ending March 31, 2026.

The reporting period began with the Trump administration’s ”Liberation Day” tariff shock in early April 2025, before investor sentiment recovered as pressures eased and earnings proved resilient. Late in the period, escalating Middle East tensions triggered an oil-price shock, reviving inflation concerns and pushing yields higher, benefiting energy and materials stocks in a broader “risk-off” move. Value factors led the market, helped by cyclical exposures, notably within energy, materials, and financials, and momentum factors benefited by navigating AI disruption headwinds.  Quality factors lagged on higher rates, information technology (IT) exposure, and insufficient energy exposure.

The Fund’s rewarded value and momentum factor positioning contributed positively to performance for the period. (Rewarded factors are those that historically have delivered persistently higher returns over passive market benchmarks.) Sector positioning had a neutral impact, while marginal overweights to Austria, Denmark and Norway benefited performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio benefited from rewarded factors and positions in Japanese electronic hardware makers and European energy names. Pzena Investment Management’s value portfolio gained ground on cyclical tailwinds across banks, oil producers, and drugmakers. Brown Advisory’s quality portfolio detracted from performance due to its defensive positioning and limited energy exposure. At the security level, the Fund’s underweight to weight-loss and diabetes drugmaker Novo Nordisk A/S contributed positively to performance as the company faced competitive headwinds to its GLP-1 weight-loss drug franchise. Additionally, the position in Japanese telecommunications systems manufacturer Fujikura Ltd. was bolstered by rising demand for its specialized high-density optical fiber cables as a key component of AI data centers. Conversely, an underweight to semiconductor equipment manufacturer ASML Holding N.V. weighed on performance as the company benefited from strong demand for AI chip fabrication.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select International Equity ETF	26.14%	20.38%
MSCI EAFE Index (USD) (Gross)Footnote Reference*	21.88%	15.08%

Performance Inception Date	Oct. 08, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 930,981,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 3,693
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$930,981	333	$3,693	70%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	13.5%
Norway	1.7%
Ireland	1.7%
Finland	2.1%
Australia	2.1%
Spain	3.9%
Netherlands	4.3%
Italy	4.5%
Switzerland	7.0%
Germany	7.6%
France	9.0%
United Kingdom	18.9%
Japan	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
HSBC Holdings	1.9%
GSK	1.4%
Novartis	1.3%
ASML Holding	1.2%
Equinor	1.1%
Murata Manufacturing	1.1%
AstraZeneca	1.1%
ING Groep	1.1%
Roche Holding	0.9%
Barclays	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000251376
Shareholder Report [Line Items]
Fund Name	SEI Select Small Cap ETF
Class Name	SEI Select Small Cap ETF
Trading Symbol	SEIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 2000 Index, for the 12-month period ending March 31, 2026.

High-volatility stocks led the U.S. small-cap market by a wide margin over the reporting period, which began with a sharp setback from the Trump administration’s ”Liberation Day” tariff shock in early April 2025. Market sentiment improved meaningfully thereafter as tariff pressures eased, the U.S. economy remained resilient, corporate earnings held up, and leadership broadened into precious metals, aerospace and defense, and artificial intelligence (AI)-adjacent beneficiaries such as infrastructure-related businesses. Late in the period, escalating Iran tensions triggered an oil-price shock, reviving inflation concerns and pushing yields higher, benefiting energy and materials stocks in a broader risk-off move. Value factors edged ahead, driven by energy but offset by weakness in the industrials sector. Quality lagged on higher interest rates, information technology exposure, and insufficient energy exposure. Momentum marginally outperformed, aided by navigating AI disruption headwinds in industrials and healthcare.

Against this backdrop, the Fund’s rewarded factor positioning, favoring value, momentum and quality factors, detracted from performance as speculative, unprofitable stocks outperformed. (Rewarded factors historically have delivered persistently higher returns over passive market benchmarks.) The Fund's underweight to energy and overweights to consumer discretionary and consumer staples weighed on performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio lagged on quality headwinds and underweight to relatively riskier stocks which additionally had a negative impact on QiM’s momentum portfolio along with risk controls. Geneva Capital Management’s quality portfolio detracted from Fund performance on defensive positioning, limited energy exposure, and software holdings vulnerable to AI disruption. Easterly Investment Partners’ value portfolio outperformed via riskier positions in oil refiners and metals producers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select Small Cap ETF	17.10%	6.75%
Russell 2000 Index (USD) (TR)Footnote Reference*	25.72%	10.57%

Performance Inception Date	Oct. 08, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 435,085,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,809
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$435,085	345	$1,809	98%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.2%
Communication Services	1.3%
Real Estate	2.2%
Consumer Staples	2.2%
Materials	4.6%
Energy	5.2%
Consumer Discretionary	13.0%
Health Care	14.7%
Information Technology	16.0%
Financials	19.7%
Industrials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
CNO Financial Group	1.4%
Bridgebio Pharma	1.2%
TTM Technologies	1.1%
Commercial Metals	1.1%
Clear Secure, Cl A	1.1%
Watts Water Technologies, Cl A	1.0%
Molina Healthcare	1.0%
Nextpower, Cl A	1.0%
Enova International	1.0%
Old National Bancorp	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.